Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE U.S. TREASURY FUNDS, INC.
Entity Central Index Key	0000853437
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000005566
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Money Fund
Class Name	Investor Class
Trading Symbol	PRTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Treasury Money Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Money Fund - Investor Class	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
AssetsNet	$ 14,347,038,000
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 22,762,000
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$14,347,038
Number of Portfolio Holdings	53

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
U.S. Treasury Repurchase Agreement	65.1%
U.S. Treasury Debt	35.1
Short-Term and Other	-0.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	28.3%
BNY Mellon	26.7
State Street	11.6
Citigroup Global Markets	7.4
U.S. Treasury Bills	6.8
Royal Bank of Canada	3.9
JPMorgan Chase	2.9
Wells Fargo	2.4
Credit Agricole	2.2
Goldman Sachs	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000190632
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Money Fund
Class Name	I Class
Trading Symbol	TRGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Treasury Money Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Money Fund - I Class	$23	0.23%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.23%
AssetsNet	$ 14,347,038,000
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 22,762,000
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$14,347,038
Number of Portfolio Holdings	53

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
U.S. Treasury Repurchase Agreement	65.1%
U.S. Treasury Debt	35.1
Short-Term and Other	-0.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	28.3%
BNY Mellon	26.7
State Street	11.6
Citigroup Global Markets	7.4
U.S. Treasury Bills	6.8
Royal Bank of Canada	3.9
JPMorgan Chase	2.9
Wells Fargo	2.4
Credit Agricole	2.2
Goldman Sachs	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219346
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Money Fund
Class Name	Z Class
Trading Symbol	TRZXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Treasury Money Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Money Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 14,347,038,000
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 22,762,000
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$14,347,038
Number of Portfolio Holdings	53

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
U.S. Treasury Repurchase Agreement	65.1%
U.S. Treasury Debt	35.1
Short-Term and Other	-0.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	28.3%
BNY Mellon	26.7
State Street	11.6
Citigroup Global Markets	7.4
U.S. Treasury Bills	6.8
Royal Bank of Canada	3.9
JPMorgan Chase	2.9
Wells Fargo	2.4
Credit Agricole	2.2
Goldman Sachs	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless